NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS
NOTE 1.  NATURE OF BUSINESS

Organization
Sichuan Leaders Petrochemical Company (“SLPC” or the “Company”) was incorporated under the name Quality WallBeds, Inc. on June 29, 2000 in the state of Florida. The Company was a furniture retailer specializing in the design, construction, and installation of wall beds, closets and shelving.  The Company had a single retail location in Saint Petersburg, Florida.  The Company discontinued the Florida wall bed operations on May 21, 2013.
In December 2012, the Company changed its name in anticipation of new business opportunities.  SLPC is exploring various opportunities within the petrochemical field in China and Southeast Asia to determine the best strategic business direction for the Company.
 The Company’s headquarters are located in Lakewood Ranch, Florida.